Subscription warrants - indemnification	12 Months Ended
Dec. 31, 2022
Disclosure of Subscription Warrants Indemnification [Abstract]
Subscription warrants - indemnification
24 Subscription warrants – indemnification

Because of the association between the Company and Extrafarma on January 31, 2014, 7 subscription warrants – indemnification were issued, corresponding to up to 6,411,244 shares of the Company. The subscription warrants could be exercised beginning 2020 by the former shareholders of Extrafarma and are adjusted according to the changes in the amounts of provisions for tax, civil, and labor risks and contingent liabilities related to the period prior to January 31, 2014. The subscription warrants – indemnification’s fair value is measured based on the share price of Ultrapar (UGPA3) and is reduced by the dividend yield until 2020, since the exercise is possible only from 2020, and they are not entitled to dividends while they are not converted into shares.

On February 24, 2021, August 11, 2021, February 23, 2022 and August 3, 2022, the Company’s Board of Directors approved the issuance of 70,939, 31,032, 43,925 and 21,472, respectively, common shares within the authorized capital limit provided by the article 6 of the Bylaws, due to the partial exercise of the rights conferred by the subscription warrants issued by the Company at the time of the merger of all Extrafarma shares into the Company, approved by the Extraordinary General Meeting (“EGM”) of the Company held on January 31, 2014.

As set out in the association agreement between the Company and Extrafarma of January 31, 2014 and due to the unfavorable decisions on some lawsuits with triggering events prior to January 31, 2014, 656,121 shares linked to the subscription warrants – indemnification were canceled and not issued. On December 31, 2022, 3,392,234 shares were retained linked to subscription warrants – indemnification, which will be issued or canceled as the final decisions on the lawsuits are determined, being the maximum number of shares that can be issued in the future, totaling R$ 42,776 (R$ 51,296 as of December 31, 2021).